Subsequent Events (Details Narrative)																		1 Months Ended												3 Months Ended		6 Months Ended	12 Months Ended
	May 01, 2025 shares	Apr. 14, 2025 shares	Mar. 25, 2025 USD ($)	Mar. 21, 2025 USD ($)	Mar. 13, 2025 shares	Jan. 31, 2025 USD ($)	Jan. 29, 2025 USD ($) shares	Jan. 27, 2025 shares	Jan. 20, 2025 USD ($)	Jan. 17, 2025 USD ($)	Jan. 14, 2025 shares	Jan. 08, 2025 USD ($) shares	Jan. 07, 2025 $ / shares shares	Dec. 19, 2024	Dec. 12, 2024	Jun. 23, 2023 USD ($)	Jan. 07, 2022	Mar. 31, 2025 USD ($) $ / shares shares	Mar. 31, 2025 CAD ($) shares	Jan. 31, 2025 USD ($)	Nov. 30, 2024 shares	Oct. 31, 2024 shares	Jul. 31, 2024 shares	Apr. 30, 2024 shares	Mar. 31, 2024 USD ($) shares	Jan. 31, 2024 shares	Nov. 30, 2023 shares	Jun. 30, 2023 shares	May 31, 2023 shares	Mar. 31, 2025 USD ($) Segment $ / shares shares	Dec. 31, 2024 USD ($) shares	Sep. 30, 2024 shares	Dec. 31, 2024 USD ($) shares	Dec. 31, 2023 USD ($) shares	Mar. 28, 2025 USD ($)
Number of shares issued for services, value																														$ 193,973
Class of Warrant or Right, Number of Securities Called by Warrants or Rights | shares																		147,319,757												147,319,757	147,219,360		147,219,360
Debt instrument face amount																$ 21,000,000
Payment to EPA																																	$ 3,000,000
Recovery liability																															$ 14,000,000		14,000,000
Restricted cash balance																		$ 2,975,000							$ 6,476,000					$ 2,975,000	$ 4,475,000		$ 4,475,000	$ 6,476,000
Debt instrument description																The maturity date of any drawings under the Debt Facility will be June 30, 2030. For every $5,000,000 or part thereof advanced under the Debt Facility, the Company will grant a new 0.5% life-of-mine gross revenue royalty, on the same terms as the Royalty, to a maximum of 2.0% on the Primary Claims and 1.4% on the Secondary Claims. The Company may buy back 50% of these royalties for $20,000,000				As consideration for Sprott advancing the debt facility the Company granted Sprott a royalty for 1.0% of life-of-mine gross revenue from mining claims considered to be historically worked, contiguous to current accessible underground development, and covered by the Company’s 2021 ground geophysical survey and a 0.70% rate will apply to claims outside of these areas.										The key assumptions used in the revaluation are production of 700,000,000 lbs of zinc, 385,000,000 lbs of lead, 8,700,000 oz of silver over 14 years and commodity prices of 1.20 $/lb to 1.28 $/lb for zinc, 0.91 $/lb to 0.93 $/lb for lead, and 27.76 $/oz to $31.96 $/oz for silver			The key assumptions used in the revaluation are production of 676,000,000 lbs of zinc, 366,000,000 lbs of lead, 8,800,000 oz of silver over 14 years and commodity prices of 1.20 $/lb to 1.27 $/lb for zinc, 0.94 $/lb to 0.97 $/lb for lead, and 27.61 $/oz to $31.7 $/oz for silver.
Royalty percentage						0.35%				0.35%				0.35%	0.35%	1.35%	1.35%
Common stock, shares issued | shares																		359,438,769												359,438,769	349,698,625		349,698,625	322,661,482
Number of shares issued | Segment																														1
Bunker Hill Mine [Member]
Ownership percentage																		100.00%												100.00%	100.00%		100.00%
Brokered Private Placement [Member]
Proceeds from issuance initial public offering																		$ 30,000,000
Letter of Credit [Member]
Payment of letter of credit																																	$ 1,500,000
Unsecured Promissory Note [Member]
Debt instrument face amount																		$ 3,088,000												$ 3,088,000
Interest rate				12.00%
Advance received			$ 2,325,000	$ 763,000
Unsecured Promissory Note [Member] | Maximum [Member]
Debt instrument face amount				$ 3,400,000
Subsequent Event [Member]
Number of shares issued RSUs | shares	5,562,419
Class of Warrant or Right, Number of Securities Called by Warrants or Rights | shares													100,397
Exercise price | $ / shares													$ 0.15
Date from warrants or rights exercisable													Aug. 08, 2027
Withdraw debt facility						$ 6,000,000				$ 5,000,000										$ 6,000,000
Advance received debt facility						$ 11,000,000
Percentage of royalty						1.00%
Percentage of claims outside debt facility						0.70%
Decrease in restricted cash									$ 2,975,000
Number of shares issued and outstanding equity percentage																		50.00%												50.00%
Debt instrument description																		the exchange of a $46,000,000 multi-metals stream previously entered into with Sprott Streaming, which currently applies to up to 10% of payable metals sold from the Project and expires on June 23, 2063 (the “Stream”), for the Series 3 CDs	the exchange of a $46,000,000 multi-metals stream previously entered into with Sprott Streaming, which currently applies to up to 10% of payable metals sold from the Project and expires on June 23, 2063 (the “Stream”), for the Series 3 CDs
Royalty percentage																		1.85%	1.85%
Long term debt percentage bearing fixed interest rate																		1.50%												1.50%
Subsequent Event [Member] | Series One Secured Debentures [Member]
Debt instrument face amount																		$ 6,000,000												$ 6,000,000
Debt instrument maturity date description																		March 31, 2028	March 31, 2028
Conversion price | $ / shares																		$ 0.30												$ 0.30
Subsequent Event [Member] | Series Two Secured Debentures [Member]
Debt instrument face amount																		$ 15,000,000												$ 15,000,000
Debt instrument maturity date description																		March 31, 2029	March 31, 2029
Conversion price | $ / shares																		$ 0.29												$ 0.29
Subsequent Event [Member] | Senior Secured Credit Facility [Member]
Debt instrument face amount																		$ 21,000,000												$ 21,000,000
Debt instrument maturity date description																		June 30, 2030	June 30, 2030
Subsequent Event [Member] | Series Three Secured Debentures [Member]
Debt instrument face amount																		$ 4,000,000												$ 4,000,000
Debt instrument maturity date description																		June 30, 2030	June 30, 2030
Debt instrument interest rate during period																		5.00%	5.00%
Royalty percentage																		1.65%	1.65%
Common stock, shares issued | shares																		200,000,000												200,000,000
Subsequent Event [Member] | Non Brokered Private Placement [Member]
Sale of stock description of transaction																		Teck has agreed to contribute, through a non-brokered private placement, $2 for every $1 raised through the Brokered Offering in aggregate, with a minimum lead order of $6,600,000 and total gross proceeds of up to $30,000,000 (C$43,110,000)1 (collectively, the “Non-Brokered Offering” and together with the Brokered Offering, the “Private Placements”), subject to shareholder approval, closing of the debt restructuring transactions and other customary closing conditions.	Teck has agreed to contribute, through a non-brokered private placement, $2 for every $1 raised through the Brokered Offering in aggregate, with a minimum lead order of $6,600,000 and total gross proceeds of up to $30,000,000 (C$43,110,000)1 (collectively, the “Non-Brokered Offering” and together with the Brokered Offering, the “Private Placements”), subject to shareholder approval, closing of the debt restructuring transactions and other customary closing conditions.
Proceeds from issuance initial public offering																		$ 6,600,000
Subsequent Event [Member] | Brokered Private Placement [Member]
Proceeds from issuance initial public offering																		10,000,000	$ 43,110,000
Subsequent Event [Member] | New Standby Facility Agreement [Member]
Debt instrument face amount																		$ 10,000,000												$ 10,000,000
Subsequent Event [Member] | Debt Settlement Agreement [Member]
Issuance of common stock, shares | shares																		58,142,857	58,142,857
Conversion of convertible securities value																		$ 6,000,000
Subsequent Event [Member] | SP Facility [Member]
Line of credit facility description																		Teck will provide an uncommitted revolving standby prepayment facility of up to $10,000,000 to the Company (the “SP Facility”), which will be available to the Company until the earlier of (i) June 30, 2028, and (ii) the date on which the Project hits 90% of name plate capacity or the date on which the Company is cash positive for a quarter, unless terminated earlier by Teck. The SP Facility will bear interest at a to-be-agreed-basis per annum, calculated and capitalized quarterly.	Teck will provide an uncommitted revolving standby prepayment facility of up to $10,000,000 to the Company (the “SP Facility”), which will be available to the Company until the earlier of (i) June 30, 2028, and (ii) the date on which the Project hits 90% of name plate capacity or the date on which the Company is cash positive for a quarter, unless terminated earlier by Teck. The SP Facility will bear interest at a to-be-agreed-basis per annum, calculated and capitalized quarterly.
Subsequent Event [Member] | Silver Loan [Member]
Line of credit facility description																		a wholly-owned subsidiary of the Company, in the aggregate principal amount equal to the U.S. dollar equivalent of up to 1,200,000 troy ounces of silver (the “Silver Loan”) from 15% to 13.5%; (ii) clarify the calculation of the cash flow sweep; (iii) extend the availability date for advances of the Silver Loan from January 31, 2025 to June 30, 2025; and (v) in connection with any advances of the Silver Loan, to provide for the issuance of bonus warrants (“Bonus Warrants”) in such number and on such terms as to be agreed upon between the parties before issuance and subject to prior approval from the TSX-V (however, in any event, the aggregate number of Bonus Warrants issued to Monetary Metals under the Silver Loan will not exceed the maximum amount of 3,000,000 allowable under the MM NPA).	a wholly-owned subsidiary of the Company, in the aggregate principal amount equal to the U.S. dollar equivalent of up to 1,200,000 troy ounces of silver (the “Silver Loan”) from 15% to 13.5%; (ii) clarify the calculation of the cash flow sweep; (iii) extend the availability date for advances of the Silver Loan from January 31, 2025 to June 30, 2025; and (v) in connection with any advances of the Silver Loan, to provide for the issuance of bonus warrants (“Bonus Warrants”) in such number and on such terms as to be agreed upon between the parties before issuance and subject to prior approval from the TSX-V (however, in any event, the aggregate number of Bonus Warrants issued to Monetary Metals under the Silver Loan will not exceed the maximum amount of 3,000,000 allowable under the MM NPA).
Subsequent Event [Member] | Maximum [Member]
Proceeds from issuance of private placement																		$ 15,000,000	$ 21,555,000
Royalty percentage																		1.85%	1.85%
Subsequent Event [Member] | Maximum [Member] | Series One Secured Debentures [Member]
Debt instrument interest rate during period																		5.00%	5.00%
Subsequent Event [Member] | Maximum [Member] | Series Two Secured Debentures [Member]
Debt instrument interest rate during period																		5.00%	5.00%
Subsequent Event [Member] | Maximum [Member] | Brokered Private Placement [Member]
Proceeds from issuance initial public offering																		$ 20,000,000
Subsequent Event [Member] | Minimum [Member]
Proceeds from issuance of private placement																		$ 10,000,000	$ 14,370,000
Royalty percentage																		1.35%	1.35%
Subsequent Event [Member] | Minimum [Member] | Series One Secured Debentures [Member]
Debt instrument interest rate during period																		7.50%	7.50%
Subsequent Event [Member] | Minimum [Member] | Series Two Secured Debentures [Member]
Debt instrument interest rate during period																		10.50%	10.50%
Subsequent Event [Member] | Unsecured Promissory Note [Member]
Debt instrument face amount																																			$ 3,088,000
Interest rate				12.00%
Advance received			$ 2,325,000	$ 763,000
Subsequent Event [Member] | Unsecured Promissory Note [Member] | Maximum [Member]
Debt instrument face amount				$ 3,400,000
Subsequent Event [Member] | Equity Financing [Member]
Debt instrument face amount																		$ 45,000,000												$ 45,000,000
Subsequent Event [Member] | Restricted Stock Units (RSUs) [Member]
Number of shares issued RSUs | shares					5,562,419
Common Stock [Member]
Shares issued for services, shares | shares																										7,392,859				1,674,835	621,500	1,053,335
Number of shares issued for services, value																														$ 2
Issuance of common stock, shares | shares																						5,175,000	4,653,409	6,398,439				3,944,364
Number of shares issued RSUs | shares																														672,450			2,667,436	5,809,218
Common Stock [Member] | Restricted Stock Units (RSUs) [Member]
Shares issued for services, shares | shares																					21,000	750,000		100,000	2,546,436		42,000	4,449,035	1,318,183
Common Stock [Member] | Subsequent Event [Member]
Shares issued for services, shares | shares							621,500					1,053,335
Number of shares issued for services, value							$ 60,000					$ 120,000
Issuance of common stock, shares | shares		187,500									7,392,859
Number of shares issued RSUs | shares								672,450